RELATED PARTY TRANSACTIONS - Founder Shares (Details)			9 Months Ended	12 Months Ended
	Sep. 02, 2021 shares	Jul. 02, 2021 USD ($) shares	Sep. 30, 2023 d d $ / shares shares	Dec. 31, 2022 d d $ / shares shares	Dec. 31, 2021 USD ($) shares	Sep. 30, 2022 shares	Jun. 30, 2022 shares	Mar. 31, 2022 shares
Related Party Transaction [Line Items]
Restrictions on transfer period of time after business combination completion			30 days		30 days
Class B Common Stock
Related Party Transaction [Line Items]
Numbers of shares surrendered for no consideration	1,437,500
Common shares, shares issued	7,187,500		7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500
Common shares, shares outstanding	7,187,500		7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500
Sponsor | Class B Common Stock
Related Party Transaction [Line Items]
Numbers of shares surrendered for no consideration	1,437,500
Founder Shares | Sponsor | Class B Common Stock
Related Party Transaction [Line Items]
Number of shares issued					8,625,000
Aggregate purchase price | $					$ 25,000
Numbers of shares surrendered for no consideration	1,437,500
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders	20.00%
Restrictions on transfer period of time after business combination completion			6 months	6 months
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares			$ 12	$ 12
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | d			20	20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | d			30	30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences			150 days	150 days
Share transfer between related parties, Value | $		$ 221,000
Founder Shares | Sponsor | Class B Common Stock | Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Number of shares transferred by sponsor		10,000
Founder Shares | Sponsor | Class B Common Stock | Director [Member]
Related Party Transaction [Line Items]
Number of shares transferred by sponsor		7,500